SUBSEQUENT EVENTS (Details Narrative)				3 Months Ended
	Mar. 26, 2024 USD ($)	Jan. 31, 2024 USD ($) ft²	Feb. 15, 2022 USD ($)	Mar. 31, 2024 USD ($)	Apr. 08, 2024 shares	Apr. 03, 2024 shares	Feb. 02, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Subsequent Event [Line Items]
Lessee, Operating Lease, Renewal Term		5 years							2 years
Area of Land | ft²		700							5,000
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 7,284		$ 13,083				$ 44,344	$ 44,800	$ 42,000
Lessee, Operating Lease, Description		For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%
Preferred share issued in connection with debt cancellation - related party			$ 443,918	$ 20,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Accrued expense							$ 90,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Renewal Term		5 years
Area of Land | ft²		700
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 7,284
Lessee, Operating Lease, Description		For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Accrued expense							$ 90,000
Subsequent Event [Member] | Mr.Kim Thompson [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred share issued in connection with debt cancellation - related party	$ 20,000
Employment Agreement [Member] | Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock shares | shares					150,000	500,000
Employment Agreement [Member] | Subsequent Event [Member] | Plan For Services [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock shares | shares					10,000,000